Interest Expense (Income) - Schedule of Components of Net Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Revenue (Expense), Net [Abstract]
Interest expense	$ 177,543	$ 174,142	$ 151,986
Interest income	(4,012)	(4,886)	(5,091)
Interest expense, net	$ 173,531	$ 169,256	$ 146,895